Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Taxation

Figures in millions	US Dollars
	2017	2016	2015
South African taxation
Non-mining tax	1	1	1
Prior year (over) under provision	—	(3)	(14)
Deferred taxation
Impairment and disposal of tangible assets	(72)	—	(1)
Other temporary differences	(62)	12	(43)
Prior year under provision	15	25	—
Change in estimated deferred tax rate	31	—	(15)
	(87)	35	(72)
Foreign taxation
Normal taxation	201	246	214
Prior year over provision	(26)	(10)	(9)
Deferred taxation
Temporary differences	20	(65)	73
Prior year (over) under provision	2	(17)	5
Change in statutory tax rate	(2)	—	—
	195	154	283
	108	189	211
Tax rate reconciliation
A reconciliation of the effective tax rate in the income statement to the prevailing estimated South African corporate tax rate is set out in the following table:
	%	%	%
Effective tax rate	(172)	70	82
Disallowable items
Derivative and other commodity contracts losses and fair value gains	—	1	7
Exploration, corporate and other disallowable expenses	44	(12)	(23)
Share of associates and joint ventures’ profit (loss)	(10)	1	10
Foreign income tax allowances and rate differentials	47	(18)	(16)
Exchange variation and translation adjustments	10	8	(24)
Non-tax effective income (loss)	69	(26)	(25)
Effect of temporary differences not recognised for deferred tax assets	26	—	—
Capital allowances	—	2	4
Change in estimated deferred tax rate	31	—	6
Change in statutory tax rate	(4)	—	—
Prior year over provision	(13)	2	7
Estimated corporate tax rate	28	28	28

Tax rates

	2017	2016	2015
South Africa
Mining tax rate – maximum statutory rate(1)	34%	34%	34%
Non-mining tax	28%	28%	28%
Foreign operations include:
Argentina	30%	30%	30%
Australia	30%	30%	30%
Brazil	34%	34%	34%
Ghana	30%	30%	30%
Guinea	30%	30%	30%
Tanzania	30%	30%	30%

(1)	The formula for determining the South African mining tax rate is:
Y = 34 - 170/X
where Y is the percentage rate of tax payable and X is the ratio of mining profit net of any redeemable capital expenditure to mining revenue expressed as a percentage.

Figures in millions	US Dollars
	2017	2016	2015
Analysis of unrecognised deferred tax assets
Available to be utilised against future profits
- utilisation required between one and two years	48	—	—
- utilisation required between two and five years	333	321	237
- utilisation required between five and twenty years	1,210	1,185	1,184
- utilisation in excess of twenty years	1	1	—
	1,592	1,507	1,421

At the statutory tax rates the unrecognised value of deferred tax assets are: $470m (2016: $477m; 2015: $452m), mainly relating to tax losses incurred in North America, Ghana and Colombia.